Loans, financing and debentures - Relevant transactions entered into during the period (Details) R$ in Thousands, $ in Thousands	Mar. 15, 2026	Sep. 30, 2026 BRL (R$)	Apr. 01, 2026 BRL (R$) series	Feb. 05, 2026 BRL (R$)	Feb. 05, 2026 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Feb. 28, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures		R$ 93,202,971				R$ 91,796,352
Number of series | series			2
Borrowings		R$ 97,842,847	R$ 2,500,000			R$ 94,801,257	R$ 101,435,531
Revolving Credit Facility1
Disclosure of detailed information about borrowings [line items]
Borrowings, commitment fee				0.27%	0.27%
Revolving Credit Facility1 | Major business combination [member]
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity				R$ 9,196,097	$ 1,775,000			$ 1,275,000
Revolving Credit Facility1 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				0.90%	0.90%
Series One
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.0464%
Borrowings			1,500,000
Borrowings maturity, term	10 years
SeriesTwo
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.8338%
Borrowings			R$ 1,000,000
Borrowings maturity, term	12 years